UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3105

                      Oppenheimer Capital Appreciation Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                     Date of reporting period: MAY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                       SHARES           VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.1%
-------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.6%
-------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.4%
Carnival Corp.                                                                      1,789,800  $   94,680,420
-------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                    1,544,200      47,777,548
-------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                        1,423,600      65,642,196
                                                                                               --------------
                                                                                                  208,100,164
-------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.4%
eBay, Inc. 1                                                                        3,140,200     119,359,002
-------------------------------------------------------------------------------------------------------------
MEDIA--10.2%
Clear Channel Communications, Inc.                                                  1,049,530      30,677,762
-------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 1                                            8,924,425     282,368,807
-------------------------------------------------------------------------------------------------------------
News Corp., Cl. B                                                                   5,681,400      94,936,194
-------------------------------------------------------------------------------------------------------------
Time Warner, Inc. 1                                                                10,159,300     176,771,820
-------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A 1                                             1,748,696      46,532,801
-------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                                 4,966,200     170,290,998
-------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                               3,156,300      86,608,872
                                                                                               --------------
                                                                                                  888,187,254
-------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.0%
Federated Department Stores, Inc.                                                     917,100      61,858,395
-------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                                 1,164,500      57,945,520
-------------------------------------------------------------------------------------------------------------
Target Corp.                                                                        1,099,780      59,058,186
                                                                                               --------------
                                                                                                  178,862,101
-------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.6%
Best Buy Co., Inc.                                                                  1,181,800      64,325,374
-------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                    1,729,400      68,051,890
-------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                     774,100      44,286,261
-------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                         211,800       4,560,054
-------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                                                             1,184,500      46,586,385
                                                                                               --------------
                                                                                                  227,809,964
-------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.4%
-------------------------------------------------------------------------------------------------------------
BEVERAGES--2.0%
Anheuser-Busch Cos., Inc.                                                             216,300      10,133,655
-------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                       2,894,110     162,822,629
                                                                                               --------------
                                                                                                  172,956,284
-------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
Costco Wholesale Corp.                                                                997,288      45,296,821
-------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                               3,144,400     148,510,012
                                                                                               --------------
                                                                                                  193,806,833
-------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Campbell Soup Co.                                                                     338,400      10,500,552
-------------------------------------------------------------------------------------------------------------
Dean Foods Co. 1                                                                      182,900       7,127,613
                                                                                               --------------
                                                                                                   17,628,165
-------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
Procter & Gamble Co. (The)                                                          2,538,500     139,998,275
-------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.4%
Estee Lauder Cos., Inc. (The), Cl. A                                                  888,860      34,745,537


1      |      OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------


                                                                                       SHARES           VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------------
ENERGY--5.8%
-------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.6%
GlobalSantaFe Corp.                                                                 1,207,600  $   44,246,464
-------------------------------------------------------------------------------------------------------------
Pride International, Inc. 1                                                           338,700       7,637,685
-------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                   1,637,500     111,955,875
-------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                             273,300      16,059,108
-------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                    941,900      46,916,039
                                                                                               --------------
                                                                                                  226,815,171
-------------------------------------------------------------------------------------------------------------
OIL & GAS--3.2%
Apache Corp.                                                                          206,000      12,104,560
-------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                   3,863,600     217,134,320
-------------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                                        1,132,811      50,489,386
                                                                                               --------------
                                                                                                  279,728,266
-------------------------------------------------------------------------------------------------------------
FINANCIALS--7.9%
-------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.6%
Bank of America Corp.                                                               1,124,900      52,105,368
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.0%
American Express Co.                                                                2,185,240     117,675,174
-------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                     4,890,100     230,372,611
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                       786,900      76,722,750
-------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                1,691,720      60,478,990
-------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                        272,200      25,096,840
-------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                        297,700      14,575,392
                                                                                               --------------
                                                                                                  524,921,757
-------------------------------------------------------------------------------------------------------------
INSURANCE--1.3%
American International Group, Inc.                                                    883,000      49,050,650
-------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                          1,078,500      68,279,835
                                                                                               --------------
                                                                                                  117,330,485
-------------------------------------------------------------------------------------------------------------
HEALTH CARE--17.0%
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.4%
Amgen, Inc. 1                                                                       1,914,700     119,821,926
-------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                380,580       8,148,218
-------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                   1,174,000      93,039,500
-------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                             1,966,800      80,245,440
                                                                                               --------------
                                                                                                  301,255,084
-------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.8%
Medtronic, Inc.                                                                     3,457,795     185,856,481
-------------------------------------------------------------------------------------------------------------
Millipore Corp. 1                                                                   1,301,400      67,009,086
-------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                   1,793,300      34,305,829
-------------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                       1,702,200      82,812,030
-------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                                        740,200      27,838,922
-------------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                                        560,600      21,779,310
                                                                                               --------------
                                                                                                  419,601,658
-------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Aetna, Inc.                                                                           629,400      49,099,494
-------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                                338,600      16,405,170
-------------------------------------------------------------------------------------------------------------


2      |      OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------


                                                                                       SHARES           VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Medco Health Solutions, Inc. 1                                                        276,200  $   13,810,000
-------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                                92,500       9,712,500
                                                                                               --------------
                                                                                                   89,027,164
-------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.8%
Abbott Laboratories                                                                 1,128,800      54,453,312
-------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                       559,800      32,636,340
-------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                   3,085,000     207,003,500
-------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                   1,747,721      56,696,069
-------------------------------------------------------------------------------------------------------------
Novartis AG                                                                         2,183,070     106,582,919
-------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                        4,290,789     119,713,013
-------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                                  3,101,950     103,512,072
                                                                                               --------------
                                                                                                  680,597,225
-------------------------------------------------------------------------------------------------------------
INDUSTRIALS--13.4%
-------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.3%
Empresa Brasileira de Aeronautica SA, ADR                                           1,428,400      43,280,520
-------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                       1,085,300      39,320,419
-------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                                     711,800      50,381,204
-------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                               1,210,500      78,549,345
-------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                             731,800      78,083,060
                                                                                                -------------
                                                                                                  289,614,548
-------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.6%
Expeditors International of Washington, Inc.                                          769,106      39,209,024
-------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                           978,900      87,533,238
-------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                                    174,300      12,837,195
                                                                                               --------------
                                                                                                  139,579,457
-------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Manpower, Inc.                                                                        356,400      14,195,412
-------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                              1,632,300      48,136,527
                                                                                               --------------
                                                                                                   62,331,939
-------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--7.0%
3M Co.                                                                              1,319,100     101,109,015
-------------------------------------------------------------------------------------------------------------
General Electric Co.                                                               11,968,200     436,599,936
-------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                             2,380,000      68,853,400
                                                                                               --------------
                                                                                                  606,562,351
-------------------------------------------------------------------------------------------------------------
MACHINERY--0.8%
Ingersoll-Rand Co., Cl. A                                                             930,900      72,060,969
-------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--23.4%
-------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.1%
Cisco Systems, Inc. 1                                                               9,400,840     182,188,279
-------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                                         9,054,500      25,443,145
-------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                      2,857,900      49,641,723
-------------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                                          4,453,100      75,079,266
-------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                        740,700      27,598,482
                                                                                               --------------
                                                                                                  359,950,895
-------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.1%
Dell, Inc. 1                                                                        2,174,000      86,720,860
-------------------------------------------------------------------------------------------------------------



3      |      OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                       SHARES           VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
EMC Corp. 1                                                                         1,086,700  $   15,279,002
-------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                               2,003,100     151,334,205
-------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                            5,168,700      19,692,747
                                                                                               --------------
                                                                                                  273,026,814
-------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Agilent Technologies, Inc. 1                                                        2,026,700      48,661,067
-------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                                         1,834,200      28,998,702
-------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                     1,483,600      33,633,212
                                                                                               --------------
                                                                                                  111,292,981
-------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
VeriSign, Inc. 1                                                                      661,900      21,412,465
-------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                      3,156,200     117,410,640
                                                                                               --------------
                                                                                                  138,823,105
-------------------------------------------------------------------------------------------------------------
IT SERVICES--1.0%
Automatic Data Processing, Inc.                                                     2,017,600      88,370,880
-------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Altera Corp. 1                                                                        799,600      17,743,124
-------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                1,105,640      40,997,131
-------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                             2,529,500      89,771,955
-------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                                  492,000       7,035,600
-------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                         6,741,140     181,538,900
-------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                             2,616,500      72,320,060
                                                                                               --------------
                                                                                                  409,406,770
-------------------------------------------------------------------------------------------------------------
SOFTWARE--7.6%
Adobe Systems, Inc.                                                                 2,743,468      90,699,052
-------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                        936,900      37,082,502
-------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                      1,965,000      27,451,050
-------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                              1,048,380      26,377,241
-------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp. 1                                                         1,088,100      49,095,072
-------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                    13,152,411     339,332,204
-------------------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                                               2,268,700      93,583,875
                                                                                               --------------
                                                                                                  663,620,996
-------------------------------------------------------------------------------------------------------------
MATERIALS--3.0%
-------------------------------------------------------------------------------------------------------------
CHEMICALS--3.0%
Air Products & Chemicals, Inc.                                                      1,136,600      68,457,418
-------------------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                                        2,091,300      97,266,363
-------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                       2,002,100      93,838,427
                                                                                               --------------
                                                                                                  259,562,208
-------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.6%
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Sprint Corp.                                                                        2,194,200      51,980,598
                                                                                               --------------
Total Common Stocks (Cost $7,707,928,068)                                                       8,399,020,268


4      |      OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------


                                                                                        UNITS           VALUE
-------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1 (Cost $0)                             257,278  $      180,095

                                                                                    PRINCIPAL
                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--1.7%
-------------------------------------------------------------------------------------------------------------
Barton Capital Corp., 3.02%, 6/2/05 2                                             $17,750,000      17,748,511
-------------------------------------------------------------------------------------------------------------
Grampian Funding LLC, 3.05%, 6/1/05 2                                              34,270,000      34,270,000
-------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 3.10%, 7/7/05 2                                       50,000,000      49,845,000
-------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC, 3.04%, 6/13/05 2                                            26,667,000      26,639,977
-------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 3.03%, 6/15/05 2                                           20,700,000      20,675,609
                                                                                               --------------
Total Short-Term Notes (Cost $149,179,097)                                                        149,179,097

-------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.0%
-------------------------------------------------------------------------------------------------------------
Undivided interest of 42.89% in joint repurchase agreement (Principal
Amount/Value $400,346,000, with a maturity value of $400,378,584) with Cantor
Fitzgerald & Co./Cantor Fitzgerald Securities, 2.93%, dated 5/31/05, to be repurchased at $171,713,974 on 6/1/05, collateralized by U.S. Treasury Bonds,
6.875%--8.875%, 2/15/19--8/15/25, with a value of
$409,218,026 (Cost $171,700,000)                                                  171,700,000     171,700,000
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $8,028,807,165)                                        99.8%  8,720,079,460
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                           0.2      16,280,027

                                                                                  ---------------------------
NET ASSETS                                                                              100.0% $8,736,359,487
                                                                                  ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $149,179,097, or 1.71% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                  $8,076,260,351
                                                ===============

Gross unrealized appreciation                   $1,102,206,886
Gross unrealized depreciation                     (458,387,777)
                                                ---------------
Net unrealized appreciation                     $  643,819,109
                                                ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security


5      |      OPPENHEIMER CAPITAL APPRECIATION FUND

Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of May 31, 2005, the Fund had no outstanding foreign currency contracts.


6      |      OPPENHEIMER CAPITAL APPRECIATION FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a) Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund

By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005


By:   /s/ Brian W. Wixted
      --------------------
      Brian W. Wixted

Date: July 15, 2005